Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense Of Restructuring Activities [Line Items]
Employee benefit costs	£ 0	£ (26)	£ 315
Restructuring and integration related depreciation and impairment (credit) cost	0	39	220
Restructuring and integration costs (reversal) associated with other operating expenses	£ 0	(15)	£ 237
Machinery
Expense Of Restructuring Activities [Line Items]
Reversal of impairment loss		4
Quantum provision
Expense Of Restructuring Activities [Line Items]
Restructuring and integration related depreciation and impairment (credit) cost		(7)
Macro-economic
Expense Of Restructuring Activities [Line Items]
Restructuring and integration related depreciation and impairment (credit) cost		46
Site clean up costs
Expense Of Restructuring Activities [Line Items]
Restructuring and integration costs (reversal) associated with other operating expenses		£ (3)